Employee Benefit Plans (Fair Value Assumptions) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		57,000	46,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 9.56	$ 8.16
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		57,000	46,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 9.56	$ 8.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 3.61	$ 3.21
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	[1]	6 years 8 months 9 days	5 years 6 months 15 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	[2]	42.20%	45.32%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	[3]	1.89%	1.57%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	[4]	1.39%	1.01%

[1]	For the years ended December 31, 20152014Number of options granted 57,000 46,000Weighted average exercise price$ 9.56$ 8.16Weighted average fair value of options$ 3.61$ 3.21Expected life in years (1) 6.69 5.54Expected volatility (2) 42.20% 45.32%Risk-free interest rate (3) 1.89% 1.57%Dividend yield (4) 1.39% 1.01%The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.
[2]	The expected volatility of the Company's stock price was based on the historical volatility over the period commensurate with the expected life of the options.
[3]	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.
[4]	The expected dividend yield is the projected annual yield based on the grant date stock price.